                                     FORM N-SAR
                                 SEMI-ANNUAL REPORT
                        FOR REGISTERED INVESTMENT COMPANIES



Report for six month period ending:     //    (a)
        or fiscal year ending:       12/31/97 (b)
Is this a transition report (Y/N)   N
                                   ---

Is this an amendment to a previous filing (Y/N)   N
                                                 --


Those items or sub-items with a box "/ /" after the item number should be completed only if the answer has changed from the previous filing on this form.


1.   A.   Registrant Name:    Separate Account VA-1 of The American Franklin
                              Life Insurance Company

     B.   File Number:  811-7781

     C.   Telephone Number:  (217) 528-2011


2.   A.   Street:  #1 Franklin Square

     B:   City: Springfield  C. State:  IL  D. Zip Code:  62713  Zip Ext: 0001

     E.   Foreign Country:                        Foreign Postal Code:


3.   Is this the first filing on this form by Registrant? (Y/N)         Y
                                                                ---------------

4.   Is this the last filing on this form by Registrant? (Y/N)          N
                                                               ----------------

5.   Is Registrant a small business investment company (SBIC)? (Y/N)    N
                                                                     ----------
     [If answer is "Y"(Yes), complete only items 89 through 110.]

6.   Is Registrant a unit investment trust (UIT)? (Y/N)                 Y
                                                        -----------------------
     [If answer is "Y" (Yes) complete only items 111 through 132.]


                                       01                       SEC 2100(10-94)

For period ending  December 31, 1997
                   -----------------

File number 811-7781
            --------


UNIT INVESTMENT TRUSTS

111.  A.  / /  Depositor Name: The American Franklin Life Insurance Company
                               -------------------------------------------------

      B.  / /  File Number (If any):
                                    ----------------------

      C.  / /  City:  Springfield  State: IL  Zip Code: 62713  Zip Ext.: 0001
                     ------------        ----          --------         -------

          / /  Foreign Country:               Foreign Postal Code:
                               --------------                     -------------

111.  A.  / /  Depositor Name:
                              -------------------------------------------------

      B.  / /  File Number (If any):
                                    -------------------------

      C.  / /  City:             State:         Zip Code:        Zip Ext.
                    ------------       --------          -------         ------

          / /  Foreign Country:                Foreign Postal Code:
                               ---------------                     ------------


112.  A.  / /  Sponsor Name:
                            ---------------------------------------------------

      B.  / /  File Number (If any):
                                    ----------------------

      C.  / /  City:             State:        Zip Code:        Zip Ext.:
                    -------------      --------         --------         ------

               Foreign Country:                  Foreign Postal Code:
                               ------------------                    ----------

      A.  / /  Sponsor Name:
                            ---------------------------------------------------

      B.  / /  File Number (If any)
                                   --------------------------------------------

      C.  / /  City:              State:          Zip Code:       Zip Ext.:
                    -------------        --------          ------          ----

          / /  Foreign Country:               Foreign Postal Code:
                               --------------                     -------------

For period ending  December 31, 1997
                   -----------------

File number 811-7781
            --------



113.  A.  / /  Trustee Name:
                            ---------------------------------------------------

      B.  / /  City:              State:        Zip Code:        Zip Ext.:
                    -------------       -------           ------          -----

          / /  Foreign Country:               Foreign Postal Code:
                               --------------                     -------------

113.  A.  / /  Trustee Name:
                            ---------------------------------------------------

      B.  / /  City:             State:       Zip Code:        Zip Ext.:
                    ------------       ------           ------            -----

          / /  Foreign Country:              Foreign Postal Code:
                               -------------                     --------------


114.  A.  / /  Principal Underwriter Name: Franklin Financial Services
                                           Corporation
                                           ------------------------------------

      B.  / /  File Number: 8-15847
                            -------

      C.  / /  City: Springfield  State: IL  Zip Code:  62713  Zip Ext.:  0001
                    -------------       ----          --------           -----

          / /  Foreign Country:                 Foreign Postal Code:
                               ----------------                     -----------

114.  A.  / /  Principal Underwriter Name:
                                           ------------------------------------

      B.  / /  File Number: 8-
                              ---------------

      C.  / /  City:              State:        Zip Code:       Zip Ext.:
                    -------------       -------          ------          ------

          / /  Foreign Country:                 Foreign Postal Code:
                               ----------------                     -----------


115.  A.  / /  Independent Public Accountant Name:  Ernst & Young, LLP
                                                    ---------------------------

      B.  / /  City: Chicago  State: IL   Zip Code:   60606   Zip Ext.: 6301
                     -------        -----           ---------           ----

          / /  Foreign Country:                  Foreign Postal Code:
                               -----------------                     ----------

115.  A.  / /  Independent Public Accountant Name:
                                                  -----------------------------

      B.  / /  City:             State:         Zip Code:       Zip Ext.:
                    ------------       --------          ------          ------

          / /  Foreign Country:                  Foreign Postal Code:
                               -----------------                     ----------

For period ending  December 31, 1997
                   -----------------

File number 811-7781
            --------


116.  Family of investment companies information:

     A. / /    Is Registrant part of a family of investment companies? (Y/N)  Y
                                                                             ---
                                                                             Y/N

     B. / /    Identify the family in 10 letters: E Q U I B U I L D S
                                                  - - - - - - - - - -
               (NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)


117. A. / /    Is Registrant a separate account of an
               insurance company? (Y/N)                                     Y
                                        --------------------------------   ---
                                                                           Y/N

     If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?:

     B. / /    Variable annuity contracts? (Y/N)                            Y
                                                ------------------------   ---
                                                                           Y/N

     C. / /    Scheduled premium variable life contracts? (Y/N)             N
                                                                --------   ---
                                                                           Y/N

     D. / /    Flexible premium variable life contracts? (Y/N)              N
                                                               ---------   ---
                                                                           Y/N

     E. / /    Other types of insurance products registered under the Securities
               Act of 1933? (Y/N)               N
                                  --------    ------
                                               Y/N

118.    / /    State the number of series existing at the end of the period that had securities registered under the Securities
               Act of 1933                                                   1
                          -----------------------------------------        ----
119.    / /    State the number of new series for which registration statements under the Securities Act of 1933 became effective during the
               period                                                        1
                      -----------------------------------------------      ----

120.    / /    State the total value of the portfolio securities on the date of deposit for the new series included in item 119
               ($000's omitted)                                         $35677
                               --------------------------------------    ------

121.    / /    State the number of series for which a current prospectus was in
               existence at the end of the period                            1
                                                   ------------------      ----

122.    / /    State the number of existing series for which additional units were registered under the Securities Act of 1933 during the
               current period                                                0
                              -----------------------------------          ----

For period ending   December 31, 1997
                    -----------------

File number 811-7781
            --------


123.   / / State the total value of the additional units considered
           in answering item 122 ($000's omitted)                      $35,550
                                                 -----------------      -------

124.   / / State the total value of units of prior series that were placed in the portfolios of subsequent series during the
           current period (the value of these units is to be
           measured on the date they were placed in the subsequent
           series) ($000's omitted)                                    $   0
                                   ---------------                      -------

125.   / / State the total dollar amount of sales loads collected
           (before reallowances to other brokers or dealers) by
           Registrant's principal underwriter and any underwriter
           which is an affiliated person of the principal
           underwriter during the current period solely from the
           sale of units of all series of Registrant ($000's
           omitted)                                                    $   0
                    ---------------------------------------             -------

126.       Of the amount shown in item 125, state the total dollar
           amount of sales loads collected from secondary market
           operations in Registrant's units (include the sales
           loads, if any, collected on units of a prior series
           placed in the portfolio of a subsequent series.) ($000's
           omitted)                                                    $   0
                   -----------------                                    -------

127.       List opposite the appropriate description below the
           number of series whose portfolios are invested primarily
           (based upon a percentage of NAV) in each type of
           security shown, the aggregate total assets at market
           value as of a date at or near the end of the current
           period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized
           gains, if any):                                             $   0
                                                                        -------




                                                                          Total     Total Income
                                                             Number of    Assets    Distributions
                                                              Series     ($000's      ($000's
                                                             Investing   omitted)     omitted)
                                                            --------------------------------------
A.    U.S. Treasury direct issue _____________________       _________  $________    $________

B.    U.S. Government agency______________________           _________  $________    $________

C.    State and municipal tax-free ___________________       _________  $________    $________

D.    Public utility debt ___________________________        _________  $________    $________

E.    Brokers or dealers debt or debt of brokers' or
      dealers' parent ______________________________         _________  $________    $________

F.    All other corporate intermed. & long-term debt ____    _________  $________    $________

G.    All other corporate short-term debt _____________      _________  $________    $________

H.    Equity securities of brokers or dealers or parents of
      brokers or dealers ___________________________         _________  $________    $________


For period ending   December 31, 1997
                    -----------------

File number 811-7781
            --------



                                                                          TOTAL       TOTAL INCOME
                                                            NUMBER OF     ASSETS      DISTRIBUTIONS
                                                              SERIES     ($000'S        ($000'S
                                                            INVESTING    OMITTED)       OMITTED)
                                                          -------------------------------------------
I.    Investment company equity securities                               $             $
                                           -------------  -------------   ----------    --------

J.    All other equity securities                               1        $35,677       $159
                                  ----------------------  -------------   ----------    --------

K.    Other securities                                                   $             $
                       ---------------------------------  -------------   ----------    --------

L.    Total assets of all series of registrant                  1        $35,677       $159
                                              ----------  -------------   ----------    --------


For period ending   December 31, 1997
                    -----------------

File number 811-7781
            --------


128.    / /  Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's
             series at the end of the current period insured or
             guaranteed by an entity other than the issuer?
             (Y/N)                                                         N
                  ---------------------------------------------------   -------
             [If answer is "N" (No), go to item 131.]                     Y/N


129.    / /  Is the issuer of any instrument covered in item 128
             delinquent or in default as to payment of principal or
             interest at the end of the current period? (Y/N)
                                                                        -------
             [If answer is "N" (No), go to item 131.]                     Y/N


130.    / /  In computations of NAV or offering price per unit, is any part of the value attributed to instruments
             identified in item 129 derived from insurance or
             guarantees? (Y/N)
                              ---------------------------------------   -------
                                                                          Y/N

131.         Total expenses incurred by all series of Registrant
             during the current reporting period ($000's omitted)        $148
                                                                 ----    ------

132.    / /  List the "811" (Investment Company Act of 1940)
             registration number for all Series of Registrant that are being included in this filing:

             811-7781

This report is signed on behalf of the Registrant, Separate Account VA-1 of The American Franklin Life Insurance Company, in the City of Springfield and State of Illinois on this 23rd day of February, 1998.




                              SEPARATE ACCOUNT VA-1 OF THE
                              AMERICAN FRANKLIN LIFE INSURANCE
                              COMPANY
                              BY:  THE AMERICAN FRANKLIN LIFE
                                   INSURANCE COMPANY, DEPOSITOR

                                   By: /s/ William A. Simpson
                                      -----------------------------------------
                                        William A. Simpson
                                        Chairman and President




Witness    /s/ Elizabeth E. Arthur
         -------------------------
            Elizabeth E. Arthur
            Assistant Secretary


                                    PAGE NUMBER 52